As filed with the Securities and Exchange Commission on October 20, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21890

Keystone Mutual Funds
(Exact name of registrant as specified in charter)

7101 West 78th Street, Suite 201, Bloomington, MN 55439
(Address of principal executive offices) (Zip code)

Andrew Wyatt
Cornerstone Capital Management, Inc.
7101 West 78th Street, Suite 201
Bloomington, Minnesota 55439
(Name and address of agent for service)

(952) 224-7071
Registrant's telephone number, including area code

Date of fiscal year end: 5/31/07

Date of reporting period: 8/31/06

Item 1. Schedule of Investments.

KEYSTONE LARGE CAP GROWTH FUND
Portfolio of Investments (Unaudited)			August 31, 2006

	Security Description	Shares	Value
	COMMON STOCKS - 96.7%
	Consumer Merchandising - 7.5%
	Best Buy Co., Inc.	5,332	$250,604
	Kohl's Corporation *	9,155	572,279
	Las Vegas Sands Corp. *	6,285	438,756
	Lowe's Companies, Inc.	8,930	241,646
	Target Corporation	8,760	423,896
	The Walt Disney Company	4,360	129,274
			2,056,455
	Consumer Staples - 6.3%
	Colgate-Palmolive Company	2,160	129,298
	Diageo plc-ADR	5,730	409,695
	Nutri/System, Inc. *	5,510	273,737
	PepsiCo, Inc.	1,950	127,296
	Procter & Gamble Company	12,800	792,320
			1,732,346
	Energy - 8.5%
	GlobalSanteFe Corporation f	13,820	680,220
	Hallibuton Company	20,200	658,924
	Nabors Industries Ltd. *f	16,510	542,849
	Noble Energy, Inc.	9,270	458,123
			2,340,116
	Financial Institutions - 15.9%
	American International Group, Inc.	10,156	648,156
	Axis Capital Holdings Ltd. f	3,940	127,774
	Chicago Mercantille Exchage Holdings, Inc.	555	244,200
	Endurance Specialty Holdings Ltd. f	29,310	945,834
	Goldman Sachs Group, Inc.	4,060	603,519
	JPMorgan Chase & Co.	9,404	429,387
	Northern Trust Corporation	8,375	468,916
	UBS AG f	15,920	903,778
			4,371,564
	Health Care Products - 15.2%
	Abbott Laboratories	8,340	406,158
	Caremark Rx, Inc.	9,620	557,383
	Genentech, Inc. *	10,210	842,529
	Gilead Sciences, Inc. *	10,510	666,334
	Novartis AG-ADR	12,100	691,152
	Osiris Therapeutics, Inc. *	12,610	137,953
	Teva Pharmaceutical Industries Ltd. - ADR	24,530	852,663
			4,154,172
	Health Care Services - 6.9%
	UnitedHealth Group Inc.	20,380	1,058,741
	WellPoint Inc. *	10,860	840,673
			1,899,414
	Health Care Technology - 4.7%
	Medtronic, Inc.	15,615	732,344
	St. Jude Medical, Inc. *	15,250	555,252
			1,287,596
	Industrials - 9.0%
	The Boeing Company	8,970	671,853
	C.H. Robinson Worldwide, Inc.	5,750	263,465
	Caterpillar, Inc.	3,960	262,746
	Danaher Corporation	3,550	235,330
	Expeditors Intermational of Washington, Inc.	9,590	382,353
	Textron Inc.	7,710	646,561
			2,462,308
	Technology Services & Software - 22.7%
	Adobe Systems, Inc. *	16,240	526,826
	Advanced Micro Devices, Inc. *	28,050	700,970
	Apple Computer, Inc. *	14,300	970,255
	Autodesk, Inc. *	15,240	529,742
	Broadcom Corporation *	25,745	757,933
	Cisco Systems, Inc. *	40,765	896,422
	eBay, Inc. *	9,980	278,043
	Google, Inc. *	2,076	785,828
	MEMC Electronic Materials, Inc. *	5,180	200,362
	Qualcomm, Inc.	15,160	571,077
			6,217,458
	TOTAL COMMON STOCKS (Cost $26,365,579)		26,521,429

		Principal
	SHORT TERM INVESTMENTS - 1.2%	Amount
	AIM Liquid Assets, 5.190% , 01/01/2050	$35,786	35,786
	AIM STIT Treasury Portfolio, 5.100%, 01/01/2020	35,786	35,786
	AIM STIT-STIC Prime Portfolio, 5.275%, 01/01/2050	213,077	213,077
	Fidelity Institutional Money Market Portfolio, 5.160%, 12/31/2031	35,786	35,786
	TOTAL SHORT TERM INVESTMENTS (Cost $320,436)		320,435

	Total Investments (Cost $26,686,014) - 97.9%		26,841,864
	Other Assets in Excess of Liabilities - 2.1%		574,011
	TOTAL NET ASSETS - 100.0%		$27,415,875

ADR	American Depository Receipt
*	Non Income Producing
f	Foreign Issued Security

The cost basis of investments for federal income tax purposes at August 31, 2006 was as follows*:

Large Cap Growth Fund
Cost of Investments	$26,686,014
Gross unrealized appreciation	365,522
Gross unrealized depreciation	(209,672)
Net unrealized appreciation	$155,850

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Keystone Mutual Funds

By (Signature and Title) /s/ Andrew S. Wyatt
                                                 Andrew S. Wyatt, President

Date October 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Andrew S. Wyatt
                                                 Andrew S. Wyatt, President

Date October 18, 2006

By (Signature and Title) /s/ Michael P. Eckert
                                                 Michael P. Eckert, Treasurer

Date October 18, 2006